Quarterly Report
July 31, 2021
MFS®  Lifetime®  2025 Fund
L25-Q1

Portfolio of Investments
7/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 61.7%
MFS Emerging Markets Debt Fund - Class R6	568,323	$8,507,801
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,317,944	8,527,098
MFS Global Opportunistic Bond Fund - Class R6	3,419,318	32,415,138
MFS Government Securities Fund - Class R6	4,541,751	46,280,438
MFS High Income Fund - Class R6	4,930,606	17,010,589
MFS Inflation-Adjusted Bond Fund - Class R6	3,976,975	46,291,993
MFS Limited Maturity Fund - Class R6	8,875,722	53,964,390
MFS Total Return Bond Fund - Class R6	6,392,140	73,317,849
		$286,315,296
International Stock Funds – 7.5%
MFS Blended Research International Equity Fund - Class R6	1,281,529	$17,377,528
MFS International Growth Fund - Class R6	92,436	4,259,471
MFS International Intrinsic Value Fund - Class R6	76,617	4,266,816
MFS Research International Fund - Class R6	371,276	8,899,484
		$34,803,299
Specialty Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	1,415,232	$9,255,617
MFS Global Real Estate Fund - Class R6	433,089	9,263,764
		$18,519,381
U.S. Stock Funds – 26.6%
MFS Blended Research Core Equity Fund - Class R6	361,556	$13,091,942
MFS Blended Research Growth Equity Fund - Class R6	590,051	13,087,327
MFS Blended Research Mid Cap Equity Fund - Class R6	1,126,777	17,893,223
MFS Blended Research Small Cap Equity Fund - Class R6	263,754	4,642,067
MFS Blended Research Value Equity Fund - Class R6	798,298	13,131,993
MFS Growth Fund - Class R6	68,786	13,044,656
MFS Mid Cap Growth Fund - Class R6	267,979	8,926,376
MFS Mid Cap Value Fund - Class R6	284,266	8,940,162
MFS New Discovery Fund - Class R6	49,906	2,319,134
MFS New Discovery Value Fund - Class R6	111,335	2,338,044
MFS Research Fund - Class R6	217,838	13,096,395
MFS Value Fund - Class R6	251,644	13,155,961
		$123,667,280
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 0.03% (v)	808,819	$808,819
Total Investment Companies		$464,114,075

Other Assets, Less Liabilities – (0.0)%		(94,536)
Net Assets – 100.0%		$464,019,539
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $464,114,075.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service.
Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$464,114,075	$—	$—	$464,114,075
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$14,044,909	$99,887	$1,721,457	$546,260	$122,343	$13,091,942
MFS Blended Research Growth Equity Fund	13,989,571	230,973	2,357,406	1,009,048	215,141	13,087,327
MFS Blended Research International Equity Fund	18,425,687	240,083	1,598,817	360,842	(50,267)	17,377,528
MFS Blended Research Mid Cap Equity Fund	18,883,225	204,199	1,855,779	603,628	57,950	17,893,223
MFS Blended Research Small Cap Equity Fund	4,839,880	131,055	350,741	82,115	(60,242)	4,642,067
MFS Blended Research Value Equity Fund	14,100,407	161,330	1,495,346	399,129	(33,527)	13,131,993
MFS Commodity Strategy Fund	9,907,228	53,795	1,389,558	204,918	479,234	9,255,617
MFS Emerging Markets Debt Fund	13,999,564	129,720	5,750,041	99,312	29,246	8,507,801
MFS Emerging Markets Debt Local Currency Fund	9,130,279	184,164	743,633	(43,106)	(606)	8,527,098
MFS Global Opportunistic Bond Fund	24,112,574	10,132,382	2,207,505	(44,969)	422,656	32,415,138
MFS Global Real Estate Fund	9,772,955	15,586	1,343,111	368,392	449,942	9,263,764
MFS Government Securities Fund	48,192,028	1,418,200	3,765,539	(90,108)	525,857	46,280,438
MFS Growth Fund	14,004,515	310,815	2,393,776	1,471,725	(348,623)	13,044,656
MFS High Income Fund	23,144,947	265,006	6,456,365	55,147	1,854	17,010,589
MFS Inflation-Adjusted Bond Fund	48,414,411	1,075,481	4,600,864	98,002	1,304,963	46,291,993
MFS Institutional Money Market Portfolio	781,292	2,296,203	2,268,676	—	—	808,819
MFS International Growth Fund	4,534,296	30,180	475,870	155,927	14,938	4,259,471
MFS International Intrinsic Value Fund	4,521,158	6,008	517,843	100,005	157,488	4,266,816
MFS Limited Maturity Fund	53,467,744	3,799,864	3,304,619	(13,103)	14,504	53,964,390
MFS Mid Cap Growth Fund	9,392,104	172,495	1,205,427	632,654	(65,450)	8,926,376
MFS Mid Cap Value Fund	9,510,573	223,692	841,667	243,627	(196,063)	8,940,162
MFS New Discovery Fund	2,424,352	57,493	220,465	31,827	25,927	2,319,134
MFS New Discovery Value Fund	2,437,080	63,638	201,010	65,188	(26,852)	2,338,044
MFS Research Fund	14,094,163	39,861	1,810,724	614,970	158,125	13,096,395
MFS Research International Fund	9,338,968	95,296	876,343	217,277	124,286	8,899,484
MFS Total Return Bond Fund	75,050,407	2,628,120	5,710,387	(60,863)	1,410,572	73,317,849
MFS Value Fund	14,108,105	209,157	1,601,373	372,450	67,622	13,155,961
	$484,622,422	$24,274,683	$57,064,342	$7,480,294	$4,801,018	$464,114,075
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	113,997	—
MFS Emerging Markets Debt Local Currency Fund	95,674	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Global Opportunistic Bond Fund	$131,704	$—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	172,900	—
MFS Growth Fund	—	57,128
MFS High Income Fund	227,388	—
MFS Inflation-Adjusted Bond Fund	453,248	—
MFS Institutional Money Market Portfolio	54	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS Limited Maturity Fund	241,123	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	13,578	—
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	429,874	—
MFS Value Fund	57,012	—
	$1,936,552	$57,128
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
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